CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Class A Ordinary Shares Ordinary Shares CNY (¥) shares	Class A Ordinary Shares Ordinary Shares USD ($) shares	Class B Ordinary Shares Ordinary Shares CNY (¥) shares	Class B Ordinary Shares Ordinary Shares USD ($) shares	Series A Convertible Preferred Shares shares
Beginning Balance at Dec. 31, 2018	¥ (2,976,214)		¥ 33			¥ 100,188		¥ (3,130,691)
Beginning Balance, Shares at Dec. 31, 2018 | shares			51,989,548											54,256
Net loss	(963,750)							(963,750)
Share-based compensation	93,090			¥ 93,090
Shares issuance in relation to share-based compensation	4		¥ 4
Shares issuance in relation to share based compensation, Shares | shares			5,874,510
Repurchase and cancellation of vested options	(551)			(551)
Accretion of convertible redeemable preferred shares	(600,535)			(92,539)				(507,996)
Foreign currency translation adjustments	(11,972)					(11,972)
Ending Balance at Dec. 31, 2019	(4,459,928)		¥ 37			88,216		(4,602,437)
Ending Balance, Shares at Dec. 31, 2019 | shares			57,864,058											54,256
Net loss	(1,339,908)							(1,339,908)
Share-based compensation	356,038			356,038
Repurchase and cancellation of ordinary share for settlement of amount due from a related party and others	(2,831)			(2,831)
Repurchase and cancellation of ordinary share for settlement of amount due from a related party and others, Shares | shares			(115,324)
Repurchase and cancellation of vested options	(528)			(528)
Accretion of convertible redeemable preferred shares	(2,837,991)			(141,156)				(2,696,835)
Exercise of stock options	195		¥ 14	181
Exercise of stock options, Shares | shares			20,135,999							242,999	242,999
Issuance of ordinary shares upon the initial public offering ("IPO") and exercising the over-allotment option by the underwriters (net of issuance cost of RMB28,153)	2,023,593			2,023,542						¥ 51
Issuance of ordinary shares upon initial public offering and exercising the over-allotment option by the underwriters, Shares | shares										78,775,000	78,775,000
Conversion of convertible preferred shares upon the IPO	8,363,098			8,417,146						¥ 206		¥ 2
Conversion of convertible preferred shares upon the IPO, Shares | shares										314,807,446	314,807,446	3,305,651	3,305,651	(54,256)
Re-designation of ordinary shares into Class A and Class B ordinary shares upon the IPO			¥ (51)							¥ 18		¥ 33
Re-designation of ordinary shares into Class A and Class B ordinary shares upon the IPO, Shares | shares			(77,884,733)							27,867,521	27,867,521	50,017,212	50,017,212
Shares issuance in relation to warrant exercised	1,014			1,014
Shares issuance in relation to warrant exercised, Shares | shares										36,936	36,936
Shares issuance in connection with vesting of restricted shares units (Note 8)				(3)								¥ 3
Shares issuance in connection with vesting of restricted shares units (Note 8) | shares												5,130,305	5,130,305
Foreign currency translation adjustments	(38,602)					(38,602)
Ending Balance at Dec. 31, 2020	2,064,150			10,653,403		49,614		(8,639,180)		¥ 275		¥ 38
Ending Balance, Shares at Dec. 31, 2020 | shares										421,729,902	421,729,902	58,453,168	58,453,168
Net loss	(1,441,913)	$ (226,268)						(1,441,913)
Share-based compensation	195,214			195,214
Exercise of stock options	¥ 10,508			10,490						¥ 18
Exercise of stock options, Shares | shares	22,744,448	22,744,448								27,848,615	27,848,615
Foreign currency translation adjustments	¥ (30,923)					(30,923)
Ending Balance at Dec. 31, 2021	¥ 797,036	$ 125,073		¥ 10,859,107	$ 1,704,031	¥ 18,691	$ 2,933	¥ (10,081,093)	$ (1,581,943)	¥ 293	$ 46	¥ 38	$ 6
Ending Balance, Shares at Dec. 31, 2021 | shares										449,578,517	449,578,517	58,453,168	58,453,168